Investment Objectives and Goals	Jan. 31, 2026
Boston Common ESG Impact International Fund
Prospectus [Line Items]
Risk/Return [Heading]	Boston Common ESG Impact International Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Boston Common ESG Impact International Fund (the “International Fund” or “Fund”) seeks long-term capital appreciation.
Boston Common ESG Impact U.S. Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Boston Common ESG Impact U.S. Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Boston Common ESG Impact U.S. Equity Fund (the “U.S. Equity Fund” or “Fund”) seeks long-term capital appreciation.
Boston Common ESG Impact Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	Boston Common ESG Impact Emerging Markets Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Boston Common ESG Impact Emerging Markets Fund (the “Emerging Markets Fund” or “Fund”) seeks long-term capital appreciation.
Boston Common ESG Impact U.S. Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Boston Common ESG Impact U.S. Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Boston Common ESG Impact U.S. Value Fund (the “Value Fund” or “Fund”) seeks long-term capital appreciation.